NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-11677

January 11, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PACCAR FINANCIAL CORP., 2.05% Fixed Medium-Term Note, Series M Due June 17, 2013, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 10, 2011. Tentative listing date – January 12, 2011.

Sincerely,

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